Operating Lease (Details Narrative) (10-K)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) ft²	Sep. 30, 2020 USD ($) ft²	Mar. 31, 2020 USD ($) ft²	Mar. 31, 2019 USD ($)
Variable lease costs	$ 831	$ 1,662	$ 2,217
Operating lease liabilities	79,428	79,428	106,798
Operating lease right-of-use asset	72,093	72,093	99,465
Operating lease expense	16,397	32,794	41,027
Operating cash flow lease for operating leases	$ 16,897	$ 32,794	$ 33,694
Operating lease weighted average remaining lease term	1 year 9 months 29 days	1 year 9 months 29 days	2 years 1 month 24 days
Operating lease weighted average discount rate	12.00%	12.00%	12.00%
Eatontown New Jersey [Member]
Operating lease liabilities	$ 110,097	$ 110,097	$ 110,097
Kaysville Lease [Member]
Operating lease right-of-use asset	$ 21,147	$ 21,147	$ 21,147
Eatontown New Jersey and Kaysville Utah [Member]
Operating lease terms	3 years	3 years	3 years
Area of land | ft²	1.75	1.75	1.75